Summary of Future Minimum Lease Payment (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 1,326
2017	1,344
2018	563
Total	$ 3,233